Business Combination - Summary of Estimated Amortization Expense of Intangible Asset to be Recognized (Details) - LBSM - Technical License	Dec. 31, 2024 USD ($)
Business Acquisition [Line Items]
2025	$ 29,400
2026	29,400
2027	29,400
2028	29,400
2029	29,400
Thereafter	273,328
Total	$ 420,328